Share-Based Compensation - Summary of Estimated Fair Value of Share Options (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2023 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	28.00%	27.00%
Exercise multiples	2.2	2.2
Life of options (years)	10 years	10 years
Share Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Life of options (years)	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest	2.94%	2.85%
Fair value of underlying ordinary shares | $ / shares	$ 0.29	$ 0.31
Maximum [Member] | Share Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest	3.01%
Volatility	44.20%
Exercise multiples	2.8
Fair value of underlying ordinary shares | ¥ / shares			¥ 36.29
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest	2.55%	2.79%
Fair value of underlying ordinary shares | $ / shares	$ 0.11	$ 0.13
Minimum [Member] | Share Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate of interest	2.64%
Volatility	29.80%
Exercise multiples	2.2
Fair value of underlying ordinary shares | ¥ / shares			¥ 13.37